Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss		R$ (78,209)		R$ (247,862)		R$ (114,206)
Weighted average shares outstanding—basic		30,271,959	[1]	23,090,092	[1]	17,623,570
Weighted average shares outstanding—diluted	[1]	30,271,959		23,090,092
Net loss per ordinary share—basic		R$ (2.58)		R$ (10.73)		R$ (6.48)
Net loss per ordinary share—diluted		R$ (2.58)		R$ (10.73)		R$ (6.48)

[1]	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.